Other Assets and Receivables - Summary of Real Estate Held for Own Use and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other assets and receivables [Line Items]
Carrying amount under a historical cost model	€ 75	€ 70
% of real estate appraised in the current year	16.00%	76.00%
% of appraisals performed by independent external appraisers	100.00%	100.00%
Real estate held for own use and equipment	€ 236	€ 258
Real estate held for own use [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	64	73
Capitalized subsequent expenditure	2	1
Disposals	(1)	0
Unrealized gains/(losses) through equity	(1)	(2)
Depreciation through income statement	(1)	(2)
Impairment losses	(1)	(3)
Net exchange differences	4	(2)
Ending balance	66	64
Real estate held for own use and equipment	66	64
Real estate held for own use [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	87
Ending balance	91	87
Real estate held for own use [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(23)
Ending balance	(25)	(23)
Equipment [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	194	251
Additions	50	62
Disposals	(19)	(47)
Depreciation through income statement	(64)	(66)
Net exchange differences	10	(6)
Ending balance	170	194
Real estate held for own use and equipment	170	194
Equipment [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	602
Ending balance	643	602
Equipment [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(408)
Ending balance	€ (473)	€ (408)